Liquidity Liquidity (Details) - vessel	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2022
February 2022 Sale Leaseback
Other Commitments [Line Items]
Number Of Vessels		8
Suezmax Tankers
Other Commitments [Line Items]
Number Of Vessels Sold	3